CONDENSED STATEMENT OF OPERATIONS - USD ($)		1 Months Ended	3 Months Ended	9 Months Ended
		Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2021
Formation and operating costs		$ 5,000
Operating (income) costs			$ 1,121,132	$ 1,691,620
(Income) loss from operations			1,121,132	1,691,620
Other income (expense)
Interest earned on investments held in the Trust Account			5,301	11,697
Change in fair value of warrant liability			3,718,348	3,190,546
Transaction costs allocated to the Warrants			0	(755,071)
Other income (expense), net			3,723,649	2,447,172
Net income (loss)		$ (5,000)	$ 2,602,517	$ 755,552
Weighted average shares outstanding, basic and diluted	[1]	7,500,000
Basic and diluted net income per ordinary shares		$ 0.00
Redeemable Class A Ordinary Shares
Other income (expense)
Basic net income (loss) per share (in dollars per share)			$ 0.06	$ 0.02
Weighted average shares outstanding, basic and diluted			34,500,000	29,571,429
Non Redeemable Class B Ordinary Shares
Other income (expense)
Weighted average shares outstanding, basic and diluted			8,625,000	8,460,165
Basic and diluted net income per ordinary shares			$ 0.06	$ 0.02

[1]	Excludes an aggregate of up to 1,125,000 shares of Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5).